J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated August 24, 2017

to the Summary Prospectuses and Prospectuses dated

March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for the Fund, in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alexander Stanic	2017	Managing Director
Sam Witherow	2015	Executive Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Global Unconstrained Equity Fund” is hereby deleted in its entirety and replaced by the following:

Global Unconstrained Equity Fund

The portfolio management team is led by Alexander Stanic, a Managing Director, and Sam Witherow, an Executive Director and CFA charterholder. Mr. Stanic and Mr. Witherow share authority in the day-to-day management of the Fund. Mr. Stanic is a portfolio manager in the International Equity Group, based in London, and has been a portfolio manager for the Fund since August 2017. Prior to joining JPMIM or its affiliates (or one of their predecessors) in 2015, Mr. Stanic was Head of Global equities at River & Mercantile Asset Management, having founded the division in 2009. Mr. Witherow is a portfolio manager in the International Equity Group. Mr. Witherow, an employee of JPMIM or its affiliates (or one of their predecessors) since 2008, became a portfolio manager on the Fund in September 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-GUE-PM-817

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 24, 2017

to the Statement of Additional Information dated

March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Global Unconstrained Equity Fund (the “Fund”) in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Global Unconstrained Equity Fund
Alexander Stanic*	0	$0	0	$0	1	$114,509
Sam Witherow	0	0	2	742,043	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Global Unconstrained Equity Fund
Alexander Stanic*	0	$0	0	$0	0	$0
Sam Witherow	0	0	0	0	0	0

*	As of June 30, 2017.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Unconstrained Equity Fund
Alexander Stanic*	X
Sam Witherow			X

*	As of June 30, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-GUE-PM-817